FAIR VALUE MEASUREMENTS	3 Months Ended
Mar. 31, 2021
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS	FAIR VALUE MEASUREMENTS
Fair value accounting is applied for all financial assets and liabilities that are recognized or disclosed at fair value in the financial statements on a recurring basis. At March 31, 2021 and December 31, 2020, the carrying amount of accounts receivable, other current assets, other assets, accounts payable, and accrued and other current liabilities approximated their estimated fair value due to their relatively short maturities.
The following table provides the financial instruments measured at fair value (in thousands):

	March 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$161,486	$161,486
Total liabilities	$—	$—	$161,486	$161,486

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market fund	$67	$—	$—	$67
Liabilities
Convertible preferred stock warrant liability	$—	$—	$95,342	$95,342
Total liabilities	$—	$—	$95,342	$95,342
The Company’s money market funds are classified as Level 1 because they are valued using quoted market prices. The convertible preferred stock warrant liabilities are defined as Level 3 in the fair value hierarchy as the valuations are based on significant unobservable inputs, which reflect the Company’s own assumptions incorporated in valuation techniques used to determine fair value; further discussion of these assumptions is set forth below. There were no transfers into or out of Level 3 of the fair value hierarchy during the periods presented.
Convertible Preferred Stock Warrant Liabilities
The fair value of the detachable redeemable preferred stock warrants was determined as of March 31, 2021 using the Black-Scholes method as well as a discount for lack of marketability. Black-Scholes inputs used to value the warrants are based on information from purchase agreements and within valuation reports prepared by an independent third party for the Company. Inputs include exercise price, volatility, fair value of common or preferred stock, expected dividend rate and risk-free interest rate.
The key assumptions used for the valuation of the preferred stock warrant liabilities upon remeasurement were as follows:

	Three Months Ended March 31,
	2021	2020
Volatility	65.0%	75.0%
Risk-free interest rate	0.1%	0.3%
Expected term (in years)	1.2	2.3
Dividend yield	—%	—%
Discount for lack of marketability	6.8%	40.0%
The following table presents the changes in the liability for warrants on convertible preferred stock during the three months ended March 31, 2021 (in thousands):

Convertible Preferred Warrant Warrant Stock
Balance as of December 31, 2020	$95,342
Change in fair value of warrants	66,397
Exercised warrants	(253)
Balance as of March 31, 2021	$161,486